Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Feb. 02, 2019	Feb. 03, 2018	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019
2015 Term Loan Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Borrowings, fair value			$ 1,400,000,000	$ 1,200,000,000	$ 1,000,000,000
New Academy Holding Company, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	$ 1,408,000	$ 2,477,000
New Academy Holding Company, LLC | 2015 Term Loan Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Borrowings, fair value	1,100,000,000			1,200,000,000
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds			$ 767,000,000	113,300,000	$ 0
Money Market Funds | New Academy Holding Company, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 42,600,000			$ 113,300,000